SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted bank deposit	$ 1,150
Anti-dilutive shares	3,397,834	3,271,507	1,260,984
Minimum [Member]
Short term deposits bear interest	0.46%
Maximum [Member]
Short term deposits bear interest	0.82%